Accrued Expenses - Schedule of Accrued Expenses (Details) (USD $)	Jul. 11, 2014	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Payables and Accruals [Abstract]
Wages and taxes	$ 151,290	$ 227,646		$ 0
Accrued interest	0	2,249
Consulting	300,000	0		0
Total accrued expenses	$ 451,290	$ 229,895	$ 451,290	$ 0